Nature of Business and Organization	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Oriental Culture Holding Ltd. (“Oriental Culture”) is a holding company incorporated on November 29, 2018, under the laws of the Cayman Islands. Oriental Culture has no substantial operations other than holding all of the outstanding share capital of Oriental Culture Development (“Oriental Culture BVI”) and China International Assets and Equity of Artworks Exchange Limited (“International Culture”). Oriental Culture BVI is also a holding company holding all of the outstanding share capital of HK Oriental Culture Investment Development Limited (“Oriental Culture HK”). Oriental Culture HK is also a holding company holding all of the outstanding equity of Nanjing Rongke Business Consulting Service Co., Ltd. (“Nanjing Rongke” or “WFOE”).

Oriental Culture, its subsidiaries and variable interest entity (“VIE”) and its subsidiaries are hereafter referred to as the “Company”. The Company, through its direct subsidiary International Culture and VIE, Jiangsu Yanggu Culture Development Co., Ltd. (“Jiangsu Yanggu”) and its subsidiaries are engaged in providing online platform and services that facilitate the e-commerce trading of artwork and collectables and the online trading of commodities, principally teas. The Company’s headquarters are located in the City of Nanjing, in the People’s Republic of China (the “PRC” or “China”). Substantially all of the Company’s business activities are carried out by International Culture, Jiangsu Yanggu and Jiangsu Yanggu’s subsidiaries.

Contractual Arrangements

In the PRC, investment activities by foreign investors are principally governed by the Special Administrative Measures (Negative List) for Foreign Investment Access which is updated from time to time by MOFCOM and NDRC. The Negative List divides industries into two categories: restricted and prohibited. Industries not listed in the Negative List are generally deemed as constituting a third “permitted” category unless specifically restricted by other PRC regulations.

Oriental Culture is a Cayman Islands company and its subsidiaries including WFOE is considered a foreign invested enterprise. Although the business the Company conducts through Jiangsu Yanggu is not within the category in which foreign investment is currently restricted or prohibited under the Negative List or other PRC Laws, the Company originally expected that in the future Jiangsu Yanggu will engage in marketing survey services for online marketplaces. Marketing survey services are within the category in which foreign investment is restricted pursuant to the Negative List. In addition, the Company also originally intended to centralize the Company’s management and operations in the PRC to avoid being restricted to conduct certain business activities which are important for the Company’s current or future business but are currently restricted or might be restricted in the future. As such, Jiangsu Yanggu was structured as an VIE of the Company controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements are comprised of a series of four agreements (collectively the “Contractual Arrangements”), of which the significant terms are as follows:

Contractual Agreements with Jiangsu Yanggu

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement between WFOE and Jiangsu Yanggu, WFOE has the exclusive right to provide consultation and services to Jiangsu Yanggu in the areas of management, human resources, technology and intellectual property rights. For such services, Jiangsu Yanggu agrees to pay service fees of 100% of its net income to WFOE and also WFOE has the obligation to absorb 100% of the losses of Jiangsu Yanggu.

The WFOE exclusively owns any intellectual property rights arising from the performance of this Technical Consultation and Services Agreement. The term of the Technical Consultation and Service Agreement is 20 years until May 7, 2039. WFOE may terminate this agreement at any time by giving 30 days’ written notice to Jiangsu Yanggu.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreements among WFOE, Jiangsu Yanggu and Jiangsu Yanggu’s shareholders dated May 8, 2019, each of Jiangsu Yanggu’s shareholders pledged all of their equity interests in Jiangsu Yanggu to WFOE to guarantee Jiangsu Yanggu’s performance of relevant obligations and indebtedness under the Technical Consultation and Services Agreement and other agreements. If Jiangsu Yanggu breaches its obligations under the Contractual Agreements, WFOE, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests in order to recover the damages associated with such breach. The pledge is valid until all of Jiangsu Yanggu’s shareholders are no longer shareholders of Jiangsu Yanggu, or until the satisfaction of all Jiangsu Yanggu’s obligations under the Contractual Agreements.

Equity Option Agreement

Pursuant to the Equity Option Agreement among WFOE, Jiangsu Yanggu and Jiangsu Yanggu’s shareholders dated May 8, 2019, WFOE has the exclusive right to require Jiangsu Yanggu’s shareholders to fulfill and complete all approval and registration procedures required under PRC laws for WFOE to purchase, or designate one or more persons to purchase, each shareholders’ equity interests in Jiangsu Yanggu, in one or multiple transactions, at any time or from time to time, at WFOE’s sole and absolute discretion. The purchase price shall be the lowest price allowed by PRC laws. The Equity Option Agreement shall remain effective until all the equity interests owned by Jiangsu Yanggu’s shareholders have been legally transferred to WFOE or its designee(s).

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreements, as amended, among the shareholders of Jiangsu Yanggu and WFOE, Jiangsu Yanggu’s shareholders have given WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Jiangsu Yanggu and to exercise all of their rights as shareholders of Jiangsu Yanggu, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in Jiangsu Yanggu. In consideration of such granted rights, WFOE agrees to provide the necessary financial support to Jiangsu Yanggu whether or not Jiangsu Yanggu incurs losses, and agrees not to request repayment if Jiangsu Yanggu is unable to do so. The agreements is in effect for 20 years until May 7, 2039.

Based on the foregoing contractual arrangements, which grant WFOE effective control of Jiangsu Yanggu and its subsidiaries and obligates WFOE to absorb 100% of the risk of loss from its activities, as well as enable WFOE to receive 100% of the expected residual returns, the Company accounts for Jiangsu Yanggu and its subsidiaries as VIEs. Accordingly, the Company consolidates the accounts of Jiangsu Yanggu and its subsidiaries in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 810-10, Consolidation.

On January 28, 2021, WFOE entered into an Amended and Restated Equity Pledge Agreement, an Amended and Restated Equity Option Agreement, and an Amended and Restated Voting Rights Proxy and Financial Supporting Agreement (“Amended and Restated VIE Agreements”) with Jiangsu Yanggu and all shareholders of Jiangsu Yanggu in order to amend and restate the Equity Pledge Agreement, Equity Option Agreement, and Voting Rights Proxy and Financial Supporting Agreement originally entered by the parties in May, 2019 (“Original VIE Agreements”). The Amended and Restated VIE Agreements were made principally to reflect a change of the share ownership of Jiangsu Yanggu as a result of the transfer by Mr. Weipeng Liang of his 10% equity interest in Jiangsu Yanggu to Ms. Yuanyuan Xiao on January 28, 2021. Except for the change of the share ownership of Jiangsu Yanggu due to such equity transfer, there are no other changes to the terms of the Original VIE Agreements.

On October 16, 2025, the Board of Directors of the Company approved to terminate the variable interest entity structure of the Company to streamline its corporate structure and better control its operating entities. In conjunction with such decision, Jiangsu Yanggu, the VIE, will transfer all the equity interests of its wholly owned subsidiaries, namely Nanjing Yanqing Information Technology Co., Ltd. (“Nanjing Yanqing”) and Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”) to WOFE and the Company will terminate the Equity Pledge Agreement by and among the WFOE, Jiangsu Yanggu and Jiangsu Yanggu’s shareholders to release the pledged shares of Jiangsu Yanggu to its shareholders.

On October 20, 2025, the Company, Jiangsu Yanggu, Nanjing Rongke, Nanjing Yanqing, Nanjing Yanyu and shareholders of Jiangsu Yanggu entered into an Equity Restructuring for VIE Structure Dissolution and Termination Agreement of VIE Agreement (“VIE Termination Agreement”). Pursuant to the VIE Termination Agreement, the parties agreed: (i) Jiangsu Yanggu will transfer all the equity interests of Nanjing Yanqing and Nanjing Yanyu to WOFE for RMB 0 (the “Equity Transfer”) and (ii) all VIE-related agreements, namely the Technical Consultation and Service Agreement, the Equity Pledge Agreement, as amended, the Equity Option Agreement, as amended and the Voting Rights Proxy and Financial Supporting Agreements, shall be immediately terminated, with all rights and obligations permanently extinguished, effective from the date of Equity Transfer which is the date of completion of business registration change for such Equity Transfer (the “Termination”). On November 11, 2025, Jiangsu Yanggu completed the Equity Transfer of 100% ownership of Nanjing Yanyu and Nanjing Yanqing to WOFE. Upon completion of the Equity Transfer and execution of the VIE Termination Agreement, the Company owns the equity interests in its operating entities in China through direct ownership instead of through the VIE structure.

The Company’s corporate structure prior to the deconsolidation of VIE was as follows:

The Company’s corporate structure as of December 31, 2025 was as follows:

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Subsidiaries:
China International Assets and Equity of Artworks Exchange Limited (“International Culture”)	● A Hong Kong company ● Incorporated on November 22, 2013, commenced operations in March 2018. ● Engages in providing an online platform that facilitates e-commerce of collectible and artwork trading	100%

HKDAEx Limited (“HKDAEx”)	● A Hong Kong company ● Incorporated on April 18, 2018 ● Engages in providing an online platform that facilitates e-commerce of certain commodities trading	100% Disposed in December 2024*

Oriental Culture BVI	● A British Virgin Islands company ● Incorporated on December 6, 2018	100%

Oriental Culture HK	● A Hong Kong company ● Incorporated on January 3, 2019	100% owned by Oriental Culture BVI

WFOE	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 7, 2019 ● Holding company of Nanjing Yanyu and Nanjing Yanqing	100% owned by Oriental Culture HK

Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”)	● A PRC limited liability company ● Incorporated on June 7, 2018 ● Provides support services to Jiangsu Yanggu, International Culture, HKDAEx, Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Nanjing Yanqing Information Technology Co., Ltd. (“Nanjing Yanqing”)	● A PRC limited liability company ● Incorporated on May 17, 2018 ● Holding company of Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Kashi Longrui Business Management Service Co., Ltd. (“Kashi Longrui”)	● A PRC limited liability company ● Incorporated on July 19, 2018 ● Operating entity provides marketing services	100% owned by Nanjing Yanqing

Kashi Dongfang Cangpin Culture Development Co., Ltd. (“Kashi Dongfang”)	● A PRC limited liability company ● Incorporated on August 29, 2018 ● Operating entity provides listing and warehouse services	100% owned by Nanjing Yanqing

Hainan Yanqing Information Technology Co., Ltd. (“Hainan Yanqing”)	● A PRC limited liability company ● Incorporated on June 26, 2025 ● Doesn’t have any operation.	100% owned by Nanjing Yanqing

Fromer VIE:
Jiangsu Yanggu	● A PRC limited liability company ● Incorporated on August 23, 2017, commenced operations in March 2018. ● Disposed on November 11, 2025	Former VIE of WFOE

*	The Company disposed HKDAEx in December 2024 and recognized $25,098 gain on this disposal. As the disposal of HKDAEx does not represent strategic change according with ASC 360, the Company did not report such disposals as discontinued operations.